Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Domain names and others
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	¥ 4,048		¥ 4,071
Accumulated amortization	(4,045)		(3,458)
Net carrying value	3		¥ 613
Finite Lived Intangible Assets Excluding Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 587	¥ 571